Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31, 2024	December 31, 2023
Computer and office equipment	$177	$179
Furniture and fixtures	11	12
Leasehold improvements	4	6
Software	-	1
Total	192	198
Less: accumulated depreciation and amortization	(128)	(83)
Total Property and Equipment, Net	$64	$115